Financial Income (Expenses), Net (Tables)	3 Months Ended
Mar. 31, 2025
Financial Income (Expenses), Net [Abstract]
Schedule of Financial Income (Expenses), Net
	Three months ended March 31
	2025	2024
	U.S. dollars in thousands
Foreign currency exchange differences	(140)	(526)
Realized and unrealized losses on derivative instruments	204	-
Interest income on short-term deposits	1,234	1,767
Other	(60)	(7)
Total financial income (expenses), net	1,238	1,234